Organization and Basis of Presentation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				0 Months Ended
	Dec. 16, 2009 American Depositary Shares [Member] USD ($)	Dec. 16, 2009 American Depositary Shares [Member] CNY	Dec. 31, 2013 Guangzhou HuananTaihe Medical Technology Co. Ltd. ("GZ Proton") [Member]	Jun. 06, 2013 Guangzhou HuananTaihe Medical Technology Co. Ltd. ("GZ Proton") [Member]	Dec. 31, 2013 CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]	Jun. 03, 2013 CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]	Dec. 31, 2013 CMS Radiotherapy Holdings Limited ("CMS (USA)") [Member]	Aug. 13, 2013 CMS Radiotherapy Holdings Limited ("CMS (USA)") [Member]	Jun. 21, 2012 CAH [Member] CNY	Mar. 09, 2012 Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY") [Member] CNY	Jun. 28, 2013 Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member] CNY	Apr. 26, 2012 Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") [Member]
Noncontrolling Interest [Line Items]
Initial public offering of ordinary shares, shares	12,000,000	12,000,000
Price per share	$ 11.0
Number of ordinary shares comprising each unit	3	3
Initial public offering of ordinary shares	$ 119,211	813,938
Percentage of equity interests acquired			90.00%						52.00%	100.00%
Percentage of equity interest transferred				20.00%
Date of establishment			Jun. 29, 2011		Jun. 03, 2013		Aug. 13, 2013
Purchase price of entity									378,605	3,500	1,850
Percentage of ownership by the Company					100.00%	100.00%	100.00%	100.00%			49.00%	51.00%
Contingent amount of consideration											3,150
Number of years for consideration plus contingent amount payment											3 years